Segmented Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 15,094
Non-current assets	55,993	41,100
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	15,094
Non-current assets	55,993	41,072
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		$ 28